Employee Savings Plan (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits and Share-based Compensation [Abstract]
Company-matching contributions are applied to eligible participant compensation	6.00%	6.00%	6.00%
Company-matching contribution	50.00%		75.00%
Compensation expense related to the ESOP		$ 28	$ 26	$ 9
Discontinued Operations - Employee Stock Ownership Plan (ESOP), Compensation Expense		5	4	1
Deductible dividends on PPG shares held by the ESOP		$ 18	$ 20	$ 24